Tax (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net deferred tax assets
Deferred tax assets	SFr 6,179	SFr 6,077
Net operating loss carry-forwards	5,838	6,232
Net operating loss carry-forwards, after allocation of valuation allowances	1,754	1,814
Temporary differences	4,425	4,263
Deferred tax liabilities	54	47
Deferred Tax Assets (Liabilities), Net	6,125	6,030
Net deferred tax assets change	95
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	(94)
Accumulated undistributed earnings from foreign subsidiaries	4,500
Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	0
Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	41
Bank
Net deferred tax assets
Deferred tax assets	6,068	6,064
Net operating loss carry-forwards	5,831	6,232
Net operating loss carry-forwards, after allocation of valuation allowances	1,753	1,816
Temporary differences	4,315	4,248
Deferred tax liabilities	41	33
Deferred Tax Assets (Liabilities), Net	6,027	SFr 6,031
Net deferred tax assets change	(4)
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	(94)
Accumulated undistributed earnings from foreign subsidiaries	4,000
Bank | Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	0
Bank | Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 41